Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Registrant Name	dei_EntityRegistrantName	FRANKLIN U.S. GOVERNMENT MONEY FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000038778
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 20, 2022
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A